Tax - Summary of Deferred Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax reconciliation [Line Items]
Beginning balance	$ 203	$ 86
Income statement	(122)	118
Statement of comprehensive income	13	11
Statement of changes in equity	3	(3)
Exchange and other adjustments	4	(9)
Ending balance	101	203
Deferred gains on loan notes [member]
Disclosure of income tax reconciliation [Line Items]
Beginning balance	52	55
Income statement	(18)	(3)
Ending balance	34	52
Deferred gains on investments [member]
Disclosure of income tax reconciliation [Line Items]
Beginning balance	78	87
Income statement	(24)	(9)
Ending balance	54	78
Losses [member]
Disclosure of income tax reconciliation [Line Items]
Beginning balance	(44)	(67)
Income statement	1	19
Exchange and other adjustments	3	4
Ending balance	(40)	(44)
Employee benefits [member]
Disclosure of income tax reconciliation [Line Items]
Beginning balance	(27)	(32)
Income statement	(4)	(3)
Statement of comprehensive income	10	12
Exchange and other adjustments	1	(4)
Ending balance	(20)	(27)
Undistributed earnings of subsidiaries [member]
Disclosure of income tax reconciliation [Line Items]
Beginning balance	59	70
Income statement	(61)	0
Statement of comprehensive income	(1)
Exchange and other adjustments	3	(11)
Ending balance		59
Other short-term temporary differences [member]
Disclosure of income tax reconciliation [Line Items]
Beginning balance	(95)	(196)
Income statement	10	99
Statement of comprehensive income	4	(1)
Statement of changes in equity	3	(3)
Exchange and other adjustments	(5)	6
Ending balance	(83)	(95)
Property, plant and equipment [member]
Disclosure of income tax reconciliation [Line Items]
Beginning balance	120	99
Income statement	(22)	22
Exchange and other adjustments		(1)
Ending balance	98	120
Intangible assets [member]
Disclosure of income tax reconciliation [Line Items]
Beginning balance	60	70
Income statement	(4)	(7)
Exchange and other adjustments	2	(3)
Ending balance	$ 58	$ 60